STOCKPILES AND ORE ON LEACH PADS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Stockpiles And Ore On Leach Pads
Current stockpiles and ore on leach pads	$ 774	$ 857
Non-current stockpiles and ore on leach pads	1,716	1,775
Stockpiles and ore on leach pads	2,490	2,632
Stockpiles
Stockpiles And Ore On Leach Pads
Current stockpiles and ore on leach pads	480	491
Non-current stockpiles and ore on leach pads	1,391	1,442
Stockpiles and ore on leach pads	1,871	1,933
Ore on Leach Pads
Stockpiles And Ore On Leach Pads
Current stockpiles and ore on leach pads	294	366
Non-current stockpiles and ore on leach pads	325	333
Stockpiles and ore on leach pads	$ 619	$ 699